Material Accounting Policies Information (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies Information [Abstract]
Schedule of Recently Adopted IFRS

The Group has not applied in advance the following accounting standards and/or interpretations (including the consequential amendments, if any) that have been issued by the International Accounting Standards Board (IASB) but are not yet effective for the current financial year:

IFRSs and/or IC Interpretations (Including The Consequential Amendments)	Effective Date
IFRS 18 Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	1 January 2027
Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates – Translation to a Hyperinflationary Presentation Currency	1 January 2027
Amendments to IFRS 9 and IFRS 7 Amendments to the Classification and Measurement of Financial Instruments	1 January 2026
Amendments that are part of Annual Improvements – Volume 11:	1 January 2026
- Amendments to IFRS 1, First-time Adoption of Malaysian Financial Reporting Standards
- Amendments to IFRS 7, Financial Instruments: Disclosures
- Amendments to IFRS 9, Financial Instruments
- Amendments to IFRS 10, Consolidated Financial Statements
- Amendments to IAS 7, Statement of Cash Flows
Amendments to IFRS 9 and IFRS 7 Contracts Referencing Nature-dependent Electricity	1 January 2026

IFRS Accounting Standards, interpretations and amendments effective for annual period beginning on or after a date yet to be confirmed:

IFRSs and/or IC Interpretations (Including The Consequential Amendments)	Effective Date
Amendments to IFRS 10, Consolidated Financial Statements	Deferred
IAS 28, Investments in Associated and Joint Ventures – Sales or Contribution of Assets between an Investor and its Associate or Joint Venture	Deferred

Schedule of Depreciation	Depreciation is provided at rates which are calculated to write off the assets over their estimated useful lives as follows:
Computer and Software	4 years straight line
Motor Vehicles	5 years straight line
Office Equipment	4 years straight line
Equipment and Tools	5 years straight line
Solar Asset Plants	10 - 21 years straight line
Office Renovation	5 years straight line
Plant and Machinery	5 years straight line
Forklift	5 years straight line
Right-Of-Use Assets	Over term of lease